Subsequent Events	3 Months Ended
Mar. 31, 2023
Events After Reporting Period Text Block [Abstract]
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS

Subsequent to the period end, a total of 17,116,987 cashless warrants were exercised in exchange for common shares of the Company.

The Company was issued a cease trading order by the British Columbia Securities Exchange for late filing of these Q1 2023 financial statements that were due on May 15, 2023.

The Company entered into a factoring agreement for their receivables.